Basis of Presentation - Additinal Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis Of Presentation [Line Items]
Stockholders' Equity, Reverse Stock Split	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.	All per share amounts, outstanding shares, warrants, options and shares issuable pursuant to convertible securities for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.